GENERAL (Details Textual) $ in Thousands, PLN in Millions	1 Months Ended				12 Months Ended
	Aug. 18, 2015 USD ($)	Aug. 18, 2015 PLN	May. 06, 2015 USD ($)	Aug. 01, 2014 USD ($) shares	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($) shares		Dec. 31, 2013 USD ($)
Business Acquisition [Line Items]
Stock Issued During Period, Shares, Acquisitions | shares						88,500
Business Acquisition Description For Payments					the seller shall pay Sapiens an amount equal to 35% of the deficiency below such amount
Business Combination Contingent Payment			$ 949
Revenues, Total					$ 185,636	$ 157,450		$ 135,377
Assets					242,271	233,210	[1]
Stockholders Equity					180,942	177,604	[1]
Net Income (Loss) Attributable To Parent					20,016	14,463		$ 11,604
Insseco [Member]
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross	$ 9,100	PLN 34.3
Business Combination, Contingent Consideration, Liability	887
Revenues, Total					10,516
Pretax Income					1,324
Assets						4,387
Liabilities, Total						2,290
Stockholders Equity						$ 2,097
Net Income (Loss) Attributable To Parent					$ 1,165
Insseco [Member] | July 1 2015 Through June 30 2020 [Member]
Business Acquisition [Line Items]
Revenues, Total	23,800
Insseco [Member] | July 1 2015 Through June 30 2018 [Member]
Business Acquisition [Line Items]
Revenues, Total	$ 22,200
Minimum [Member]
Business Acquisition [Line Items]
Business Acquisition Percentage for Additional Amounts Ranging	3.00%	3.00%
Maximum [Member]
Business Acquisition [Line Items]
Business Acquisition Percentage for Additional Amounts Ranging	15.00%	15.00%
KPI [Member]
Business Acquisition [Line Items]
Subsidiary Equity Percentage				3.00%
Call option Period				48 months
Restricted Shares Vesting period				3 years
Stock Issued During Period, Shares, Acquisitions | shares				88,500
Noncash or Part Noncash Acquisition, Noncash Financial or Equity Instrument Consideration, Shares Issued | shares				57,000
Total assets acquired, net				$ 2,380
Business Combination, Consideration Transferred, Total				2,380
Payments to Acquire Businesses, Gross				$ 2,203
Ibexi [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred, Total			4,764
Business Combination Contingent Payment			$ 1,900
Polish Zloty [Member] | Insseco [Member] | July 1 2015 Through June 30 2020 [Member]
Business Acquisition [Line Items]
Revenues, Total | PLN		PLN 90.0
Polish Zloty [Member] | Insseco [Member] | July 1 2015 Through June 30 2018 [Member]
Business Acquisition [Line Items]
Revenues, Total | PLN		PLN 84.0

[1]	Derived from the audited financial statements of the Company as of December 31, 2014, adjusted for the acquisition of Insseco (see note 1c).